ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Apr. 30, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024	Dec. 31, 2023 $ / shares
Class of Stock [Line Items]
Issuance of ordinary shares | ¥								¥ 249,000	¥ 5,057,760
Par value (in dollars per share) | $ / shares							$ 0.0001					$ 0.0001
Proceeds from ordinary shares issued | ¥									3,451,921
Value of shares repurchased | ¥						¥ 80,867			401,566
Share repurchase (in shares) | shares						24,261,360	24,261,360
Consideration paid for repurchase of ordinary shares from founder							$ 11,000
Subsequent Event
Class of Stock [Line Items]
Share repurchase (in shares) | shares	4,945,488
Consideration paid for repurchase of ordinary shares from founder	$ 2,000
Share subscription agreement
Class of Stock [Line Items]
Issuance of ordinary shares (in shares) | shares			18,927,876		109,215,017
Proceeds from ordinary shares issued					$ 546,000
BCA valuation					$ 254,000
Strategic resources valuation			$ 36,000
Percentage of Company's issued and outstanding shares held			53.90%		52.00%
Term of years			3 years
Dada Nexus Limited | JD Group
Class of Stock [Line Items]
Percentage of ownership											63.20%
2022 Share Repurchase Program
Class of Stock [Line Items]
Value of shares repurchased									¥ 401,566	$ 60,145
Share repurchase (in shares) | shares									34,137,780	34,137,780
Stock Repurchase Program, Authorized Amount				$ 70,000
Period of repurchase				12 months
2022 share repurchase program, Weighted average price of shares repurchased | (per share)									¥ 12.13	$ 1.76
2024 Share Repurchase Program | American depositary shares
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount		$ 40,000
Period of repurchase		2 years